Document And Entity Information	May 14, 2024
Document Information [Line Items]
Entity, Registrant Name	BRIDGELINE DIGITAL, INC.
Document, Type	8-K
Document, Period End Date	May 14, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33567
Entity, Tax Identification Number	52-2263942
Entity, Address, Address Line One	100 Sylvan Road, Suite G700
Entity, Address, City or Town	Woburn
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	376-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BLIN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001378590